Cover	Sep. 05, 2023
Document Information Line Items
Entity Registrant Name	HEALTHCARE AI ACQUISITION CORP.
Entity Central Index Key	0001848861
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 05, 2023
Entity Ex Transition Period	false
Entity File Number	001-41145
Entity Address Address Line 1	8 The Green
Entity Address Address Line 2	Ste 15614
Entity Address City Or Town	Dover
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19901
City Area Code	917
Local Phone Number	446-0469
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1585450
Class A Ordinary Share Units Member
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	HAIAU
Security Exchange Name	NASDAQ
Class A Ordinary Share Member
Document Information Line Items
Security 12b Title	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	HAIA
Security Exchange Name	NASDAQ
Class A Ordinary Shares Warrants Member
Document Information Line Items
Security 12b Title	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	HAIAW
Security Exchange Name	NASDAQ